UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08966

Name of Registrant: Legg Mason Capital Management Growth Trust, Inc.

Address of Principal Executive Offices: 100 International Drive, Baltimore, MD 21202

Name and address of agent for service:

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 21202

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

Or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31

Date of reporting period: October 31, 2009

Item 1.	Report to Shareholders

Legg Mason Capital Management

Growth Trust, Inc.

Annual Report to Shareholders October 31, 2009

Contents

Fund objective

The Fund seeks long-term growth of capital.

Fund name change

Prior to October 5, 2009, the Fund was known as Legg Mason Growth Trust, Inc. There was no change in the Fund’s investment objective or investment policies as a result of the name change.

Annual Report to Shareholders	1

To Our Shareholders,

We are pleased to provide you with Legg Mason Capital Management Growth Trust, Inc.’s short-period annual report for the ten months ended October 31, 2009.

Total returns, excluding sales charges, for periods ended October 31, 2009 were:

	Total Returns (unaudited)
	Six Months	Ten Months
Class A	21.91%	N/A
Class C*	21.53%	31.36%
Class R	21.75%	31.83%
Class FI*	22.03%	32.16%
Class I*	22.15%	32.50%

The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume the reinvestment of dividends and capital gain distributions. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance would have been lower if fees and expenses had not been waived and/or reimbursed in various periods. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance information for the ten-month period is not provided for Class A shares as this share class commenced operations on February 3, 2009.

The gross expense ratios for Classes A, C, R, FI and I were 1.09%, 1.84%, 1.70%, 1.12% and 0.79%, respectively, as indicated in the Fund’s most current prospectus dated May 1, 2009. These expenses include management fees, 12b-1 distribution and/or service fees and other expenses. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. As a result of expense limitations, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.40% for Class R shares, 1.15% for Class FI shares and 0.90% for Class I shares. These expense limitations may be reduced or terminated at any time.

* Prior to February 1, 2009, Class C was known as the Primary Class. In addition, on February 1, 2009, the class began to charge a contingent deferred

2	Annual Report to Shareholders

sales charge of 1.00% for shares purchased by investors on and after that date and redeemed within one year of purchase. Prior to October 5, 2009, Class FI and Class I were known as the Financial Intermediary Class and the Institutional Class, respectively.

At a meeting held in May 2009, the Fund’s Board of Directors approved changing the fiscal year-end of the Fund from December 31 to October 31. As a result of this change, shareholders are being provided with a short period annual report and a “stub-period” audit for the ten-month period from January 1, 2009 through October 31, 2009.

Please read on for a more detailed look at the prevailing economic and market conditions during the Fund’s abbreviated reporting period and to learn how those conditions have affected Fund performance. Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

Information about the Fund’s performance over longer periods of time is shown in the Performance Information section within this report. For more information about the Fund’s share classes included in this report, please contact your financial advisor.

On behalf of the Board and the entire team at Legg Mason, we appreciate your support.

Sincerely,

Mark R. Fetting Chairman	David R. Odenath President

November 27, 2009

Annual Report to Shareholders	3

Management’s Discussion of Fund Performance

Legg Mason Capital Management Growth Trust, Inc.

Total returns, excluding sales charges, for the Fund for periods ended October 31, 2009 are presented below, along with those of comparative indices:

	Total Returns (unaudited)
	Six Months	Ten Months
Class A	21.91%	N/A
Class C*	21.53%	31.36%
Class R	21.75%	31.83%
Class FI*	22.03%	32.16%
Class I*	22.15%	32.50%
S&P 500 IndexA	20.04%	17.05%
Lipper Large-Cap Growth Funds Category AverageB	17.55%	23.76%

The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month end, please visit our website at www.leggmason.com/individualinvestors. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume the reinvestment of dividends and capital gain distributions. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance would have been lower if fees and expenses had not been waived and/or reimbursed in various periods. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance information for the ten-month period is not provided for Class A shares as this share class commenced operations on February 3, 2009.

* Prior to February 1, 2009, Class C was known as the Primary Class. In addition, on February 1, 2009, the class began to charge a contingent deferred sales charge of 1.00% for shares purchased by investors on and after that date and redeemed within one year of purchase. Prior to October 5, 2009, Class FI and Class I were known as the Financial Intermediary Class and the Institutional Class, respectively.

For the ten-month period from January 1, 2009 through October 31, 2009, Class C shares of Legg Mason Capital Management Growth Trust, Inc., excluding sales charges, returned 31.36%. The Fund’s unmanaged benchmark, the S&P 500 Index, returned 17.05% for the same period. The Lipper Large-Cap Growth Funds Category Average returned 23.76% over the same time frame.

After a dreadful stretch at the beginning of the reporting period, which saw increasing fears about the potential onset of another Great Depression, the stock

4	Annual Report to Shareholders

Management’s Discussion of Fund Performance — Continued

market bottomed in early March and then rallied strongly on the back of encouraging leading economic indicators and earnings surprises to the upside across most market sectors. Many commentators called it a “junk bull market,” as lower-quality firms – those that appeared close to collapse during the downturn — saw the greatest upside on the rebound. While unemployment remains high and is expected to persist in the near term, productivity measurements reached a bottom in the middle of the summer and have since seemed to indicate stabilization. Moreover, it is widely thought that the U.S. economy exited the recession in the summer, which helped stocks rally strongly in August before settling down to a more modest September and October. The continued weakening of the U.S. dollar, coupled with investor optimism about recovering demand for industrial commodities, helped push crude prices and other commodity prices higher throughout the period. Gold, for instance, made all-time nominal highs into the fall, breaking the psychologically important $1,000 per ounce mark.

The best performing stocks in the Fund during the period were: Rackspace Hosting Inc., Amazon.com Inc., Apple Inc., Perot Systems Corporation (acquired by Dell Inc.), American Express Co., Transocean Ltd., Google Inc., Halliburton Co., eBay Inc., EMC Corp., Texas Instruments Inc. and International Game Technology. Laggards included: Nokia Oyj (ADR), Aetna Inc., General Electric Co., Aflac Inc., Wells Fargo & Co., Monsanto Co., Expeditors International of Washington Inc. and NYSE Euronext.

On a performance contribution basis, which takes into account both price performance and portfolio weighting, the biggest contributors to performance during the period were: Amazon.com Inc., American Express Co., Apple Inc., EMC Corp., Microsoft Corp., Transocean Ltd. and Google Inc. Stocks that detracted from the Fund’s absolute performance during the period included: State Street Corp., General Electric Co., Caterpillar Inc., eBay Inc., Aetna Inc., Nokia Oyj (ADR), NYSE Euronext, Monsanto Co. and Foster Wheeler AG. On a sector basis, the largest contribution to relative performance came from the Fund’s overweight in the Information Technology sector, with strong contributions from Energy and Consumer Discretionary stocks as well. The Fund’s relative performance was negatively impacted by its holdings in the Industrials and Materials sectors.

Legg Mason Capital Management, Inc.

November 25, 2009

Annual Report to Shareholders	5

Portfolio holdings and breakdowns are as of October 31, 2009 and are subject to change and may not be representative of the portfolio manager’s current or future investments. The Fund’s top ten holdings (as a percentage of net assets) as of this date were: Microsoft Corp. (5.3%), EMC Corp. (5.2%), American Express Co. (4.8%), Cisco Systems Inc. (4.5%), Amazon.com Inc. (4.3%), PepsiCo Inc. (3.9%), Allergan Inc. (3.7%), Halliburton Co. (3.7%), Google Inc. (3.6%) and Yahoo! Inc. (3.5%). Please refer to pages 18 through 20 for a list and percentage breakdown of the Fund’s holdings.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. The Fund’s top five sector holdings (as a percentage of net assets) as of October 31, 2009 were: Information Technology (39.1%), Health Care (10.8%), Financials (10.7%), Industrials (10.2%) and Energy (9.5%). The Fund’s portfolio composition is subject to change at any time.

RISKS: Equity securities are subject to price fluctuation and possible loss of principal. The manager’s investment style may become out of favor and/or the manager’s selection process may prove incorrect, which may have a negative impact on the Fund’s performance. As a non-diversified fund, it is permitted to invest a higher percentage of its assets in any one issuer than a diversified fund, which may magnify the Fund’s losses from events affecting a particular issuer. The Fund may focus its investment in certain regions or industries, increasing its vulnerability to market volatility. International investments are subject to special risks including currency fluctuations, social, economic and political uncertainties, which could increase volatility. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

A	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

B

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended October 31, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 844 funds for the six-month period and among the 834 funds for the ten-month period from January 1, 2009 through October 31, 2009 in the Fund’s Lipper category, and excluding sales charges.

6	Annual Report to Shareholders

Expense Example (unaudited)

Legg Mason Capital Management Growth Trust, Inc.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on May 1, 2009 and held through October 31, 2009. The ending values assume dividends were reinvested at the time they were paid.

Actual Expenses

The first line for each class in the table on the next page provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held through the entire period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds. Because the example is intended to be comparable to the examples provided by other funds, it is based on a hypothetical investment of $1,000 invested on May 1, 2009 and held through October 31, 2009. The ending values assume dividends were reinvested at the time they were paid.

Annual Report to Shareholders	7

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore the second line for each class of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/09	Ending Account Value 10/31/09	Expenses Paid During the Period[1] 5/1/09 - 10/31/09
Class A
Actual	$1,000.00	$1,219.10	$6.32
Hypothetical (5% return before expenses)	1,000.00	1,019.51	5.75
Class C2
Actual	$1,000.00	$1,215.30	$10.44
Hypothetical (5% return before expenses)	1,000.00	1,015.78	9.50
Class R
Actual	$1,000.00	$1,217.50	$7.71
Hypothetical (5% return before expenses)	1,000.00	1,018.25	7.02
Class FI3
Actual	$1,000.00	$1,220.30	$5.82
Hypothetical (5% return before expenses)	1,000.00	1,019.96	5.30
Class I3
Actual	$1,000.00	$1,221.50	$4.14
Hypothetical (5% return before expenses)	1,000.00	1,021.48	3.77

[1]

These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratios of 1.13%, 1.87%, 1.38%, 1.04% and 0.74% for Class A, Class C, Class R, Class FI and Class I shares, respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (184) and divided by 365.

[2]	On February 1, 2009 Primary Class shares were renamed Class C shares.

[3]	On October 5, 2009, Financial Intermediary Class and Institutional Class shares were renamed Class FI and Class I shares, respectively.

8	Annual Report to Shareholders

Performance Information (Unaudited)

Fund Performance

Average Annual Total Returns[1]
	Without Sales Charges[2]
	Class A		Class C3		Class R		Class FI4		Class I4
Six Months Ended 10/31/09	21.91%	†	21.53%	†	21.75%	†	22.03%	†	22.15%	†
Twelve Months Ended 10/31/09	N/A		16.33		16.88		17.18		17.52
Five Years Ended 10/31/09	N/A		–7.04		N/A		–6.35		–6.05
Ten Years Ended 10/31/09	N/A		–3.04		N/A		N/A		N/A
Inception* through 10/31/09	38.64	†	4.91		–16.59		–6.10		–6.13

	With Sales Charges[5]
	Class A		Class C3		Class R		Class FI4		Class I4
Six Months Ended 10/31/09	14.90%	†	20.53%	†	21.75%	†	22.03%	†	22.15%	†
Twelve Months Ended 10/31/09	N/A		15.33		16.88		17.18		17.52
Five Years Ended 10/31/09	N/A		–7.04		N/A		–6.35		–6.05
Ten Years Ended 10/31/09	N/A		–3.04		N/A		N/A		N/A
Inception* through 10/31/09	30.64	†	4.91		–16.59		–6.10		–6.13

Cumulative Total Returns[1]
Without Sales Charges[2]
Class A (Inception date of 2/3/09 through 10/31/09)	38.64%
Class C3 (10/31/99 through 10/31/09)	–26.58
Class R (Inception date of 12/28/06 through 10/31/09)	–40.27
Class FI4 (Inception date of 1/29/04 through 10/31/09)	–30.39
Class I4 (Inception date of 3/4/04 through 10/31/09)	–30.11

†	Not annualized.

[1]

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. On February 1, 2009, Class C shares began to charge a CDSC for shares bought by investors on and after that date and redeemed within one year of purchase.

[3]	On February 1, 2009, Primary Class shares were renamed Class C shares.

[4]	On October 5, 2009, Financial Intermediary Class and Institutional Class shares were renamed Class FI and Class I shares, respectively.

[5]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception dates for the Class A, Class C, Class R, Class FI and Class I shares are February 3, 2009, April 17, 1995, December 28, 2006, January 29, 2004 and March 4, 2004, respectively.

Annual Report to Shareholders	9

Legg Mason Capital Management Growth Trust, Inc.

The graphs on the following pages compare the Fund’s total returns to those of the S&P 500 Index. The graphs illustrate the cumulative total return of an initial $10,000 investment in Class A and Class C1 shares and an initial $1,000,000 investment in each of Class R, Class FI2 and Class I2 shares, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. The lines representing the securities market index do not take into account any transaction costs associated with buying and selling portfolio securities in the index or other administrative expenses.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

[1]	On February 1, 2009, Primary Class shares were renamed Class C shares.

[2]	On October 5, 2009, Financial Intermediary Class and Institutional Class shares were renamed Class FI and Class I shares, respectively.

10	Annual Report to Shareholders

Performance Information (Unaudited) — Continued

Growth of a $10,000 Investment — Class A Shares

Hypothetical illustration of $10,000 invested in Class A shares on February 3, 2009 (commencement of operations), assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment and the reinvestment of all distributions, including returns of capital, if any, at net asset value through October 31, 2009. The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.leggmason.com/individualinvestors. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Performance would have been lower if fees and expenses had not been waived and/or reimbursed in various periods. Performance for other share classes will vary due to differences in sales charge structure and class expenses.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annual Report to Shareholders	11

Growth of a $10,000 Investment — Class C1 Shares

Hypothetical illustration of $10,000 invested in Class C shares on October 31, 1999, assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through October 31, 2009. The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.leggmason.com/individualinvestors. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Performance would have been lower if fees and expenses had not been waived and/or reimbursed in various periods. Performance for other share classes will vary due to differences in sales charge structure and class expenses.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[1]	On February 1, 2009, Primary Class shares were renamed Class C shares.

12	Annual Report to Shareholders

Performance Information (Unaudited) — Continued

Growth of a $1,000,000 Investment — Class R Shares

Hypothetical illustration of $1,000,000 invested in Class R shares on December 28, 2006 (commencement of operations), assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through October 31, 2009. The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.leggmason.com/individualinvestors. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Performance would have been lower if fees and expenses had not been waived and/or reimbursed in various periods. Performance for other share classes will vary due to differences in sales charge structure and class expenses.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annual Report to Shareholders	13

Growth of a $1,000,000 Investment — Class FI1 Shares

Hypothetical illustration of $1,000,000 invested in Class FI shares on January 29, 2004 (commencement of operations), assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through October 31, 2009. The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.leggmason.com/individualinvestors. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Performance would have been lower if fees and expenses had not been waived and/or reimbursed in various periods. Performance for other share classes will vary due to differences in sales charge structure and class expenses.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[1]	On October 5, 2009, Financial Intermediary Class shares were renamed Class FI shares.

14	Annual Report to Shareholders

Performance Information (Unaudited) — Continued

Growth of a $1,000,000 Investment — Class I1 Shares

Hypothetical illustration of $1,000,000 invested in Class I shares on March 4, 2004 (commencement of operations), assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through October 31, 2009. The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.leggmason.com/individualinvestors. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Performance would have been lower if fees and expenses had not been waived and/or reimbursed in various periods. Performance for other share classes will vary due to differences in sales charge structure and class expenses.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[1]	On October 5, 2009, Institutional Class shares were renamed Class I shares.

Annual Report to Shareholders	15

Portfolio Composition (as of October 31, 2009)1

(As a percentage of the portfolio)

Top 10 Holdings (as of October 31, 2009)1

Security	% of Net Assets
Microsoft Corp.	5.3%
EMC Corp.	5.2%
American Express Co.	4.8%
Cisco Systems Inc.	4.5%
Amazon.com Inc.	4.3%
PepsiCo Inc.	3.9%
Allergan Inc.	3.7%
Halliburton Co.	3.7%
Google Inc.	3.6%
Yahoo! Inc.	3.5%

[1]	The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.

16	Annual Report to Shareholders

Performance Information (Unaudited) — Continued

Selected Portfolio Performance2

Strongest performers for the period January 1, 2009 through October 31, 2009
1.	Rackspace Hosting Inc.*	211.34%
2.	Amazon.com Inc.	131.69%
3.	Apple Inc.*	120.86%
4.	American Express Co.	94.38%
5.	Transocean Ltd.	77.59%
6.	Google Inc.	74.26%
7.	Halliburton Company	62.81%
8.	eBay Inc.*	59.53%
9.	EMC Corp.	57.31%
10.	Texas Instruments Inc.*	54.63%

Weakest performers for the period January 1, 2009 through October 31, 2009
1.	Nokia Oyj — ADR	–16.02%
2.	Aetna Inc.	–8.67%
3.	General Electric Co.*	–7.96%
4.	Aflac Inc.*	–6.88%
5.	Wells Fargo & Co.*	–4.48%
6.	Monsanto Co.*	–3.24%
7.	Expeditors International of Washington Inc.*	–2.59%
8.	NYSE Euronext*	–1.95%
9.	United Parcel Service Inc.	0.03%
10.	State Street Corp.*	6.82%

[2]	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.

*	Security held for only a portion of the period.

Annual Report to Shareholders	17

Portfolio Changes

New positions established during the period ended October 31, 2009	Positions completely sold during the period ended October 31, 2009
Apple Inc.	State Street Corp.
Aflac Inc.	Caterpillar Inc.
Wells Fargo & Co.	NYSE Euronext
Stryker Corp.	General Electric Co.
Autodesk Inc.	The Shaw Group Inc.
Rackspace Hosting, Inc.	International Game Technology
Paychex Inc.	The Boeing Co.
United Technologies Corp.	Foster Wheeler Ltd
Costco Wholesale Corp.	Zimmer Holdings Inc.
Goodrich Corp.	The Mosaic Co.
Expeditors International of Washington Inc.	Texas Instruments Inc. eBay Inc.
Monsanto Co.	Electronic Arts Inc. (EA)

18	Annual Report to Shareholders

Portfolio of Investments

Legg Mason Capital Management Growth Trust, Inc.

October 31, 2009

	Shares	Value

Common Stocks and Equity Interests — 99.3%

Consumer Discretionary — 8.6%
Hotels, Restaurants and Leisure — 2.3%
Yum! Brands Inc.	202,800	$6,682,260

Internet and Catalog Retail — 4.3%
Amazon.com Inc.	107,600	12,783,956	A

Textiles, Apparel and Luxury Goods — 2.0%
NIKE Inc.	97,600	6,068,768

Consumer Staples — 8.7%
Beverages — 3.9%
PepsiCo Inc.	193,800	11,734,590

Food and Staples Retailing — 4.8%
Costco Wholesale Corp.	103,500	5,883,975
CVS Caremark Corp.	233,300	8,235,490

		14,119,465

Energy — 9.5%
Energy Equipment and Services — 6.6%
Halliburton Co.	372,200	10,871,962
Transocean Ltd.	106,200	8,911,242	A

		19,783,204

Oil, Gas and Consumable Fuels — 2.9%
XTO Energy Inc.	207,000	8,602,920

Financials — 10.7%
Commercial Banks — 2.8%
Wells Fargo & Co.	300,000	8,256,000

Consumer Finance — 4.7%
American Express Co.	405,900	14,141,556

Insurance — 3.2%
Aflac Inc.	227,700	9,447,273

Annual Report to Shareholders	19

	Shares	Value

Health Care — 10.8%
Health Care Equipment and Supplies — 5.1%
Medtronic Inc.	207,000	$7,389,900
Stryker Corp.	165,600	7,617,600

		15,007,500

Health Care Providers and Services — 2.0%
Aetna Inc.	230,000	5,986,900

Pharmaceuticals — 3.7%
Allergan Inc.	197,000	11,081,250

Industrials — 10.2%
Aerospace and Defense — 4.1%
Goodrich Corp.	100,000	5,435,000
United Technologies Corp.	109,700	6,741,065

		12,176,065

Air Freight and Logistics — 3.7%
Expeditors International of Washington Inc.	165,600	5,335,632
United Parcel Service Inc.	107,600	5,775,968

		11,111,600

Construction and Engineering — 2.4%
Quanta Services Inc.	331,100	7,019,320	A

Information Technology — 39.1%
Communications Equipment — 10.9%
Cisco Systems Inc.	588,200	13,440,370	A
Nokia Oyj – ADR	715,700	9,024,977
QUALCOMM Inc.	240,000	9,938,400

		32,403,747

Computers and Peripherals — 8.5%
Apple Inc.	52,300	9,858,550	A
EMC Corp.	939,100	15,466,977	A

		25,325,527

20	Annual Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Capital Management Growth Trust, Inc. — Continued

	Shares	Value

Information Technology — Continued
Internet Software and Services — 9.5%
Google Inc.	19,900	$10,668,788	A
Rackspace Hosting Inc.	438,700	7,348,225	A
Yahoo! Inc.	647,300	10,292,070	A

		28,309,083

IT Services — 2.4%
Paychex Inc.	248,300	7,054,203

Software — 7.8%
Autodesk Inc.	298,000	7,429,140	A
Microsoft Corp.	567,500	15,736,775

		23,165,915

Materials — 1.7%
Chemicals — 1.7%
Monsanto Co.	74,500	5,004,910

Total Common Stocks and Equity Interests (Cost — $248,642,767)		295,266,012
Total Investments — 99.3% (Cost — $248,642,767)B		295,266,012
Other Assets Less Liabilities — 0.7%		2,181,499

Net Assets — 100.0%		$297,447,511

A	Non-income producing.

B	At October 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$63,844,543
Gross unrealized depreciation	(19,209,168)

Net unrealized appreciation	$44,635,375

ADR — American Depositary Receipt

See notes to financial statements.

Annual Report to Shareholders	21

Statement of Assets and Liabilities

Legg Mason Capital Management Growth Trust, Inc.

October 31, 2009

Assets:
Investment securities at value (Cost – $248,642,767)		$295,266,012
Cash		2,439,655
Receivable for securities sold		4,241,706
Dividends receivable		259,928
Receivable for fund shares sold		228,916

Total assets		302,436,217
Liabilities:
Payable for securities purchased	$3,555,478
Payable for fund shares repurchased	768,669
Accrued management fee	214,883
Accrued distribution and service fees	202,184
Accrued expenses and other liabilities	247,492

Total liabilities		4,988,706

Net Assets		$297,447,511

Net assets consist of:
Accumulated paid-in-capital		$717,419,458
Accumulated net investment loss		(116,982)
Accumulated net realized loss on investments		(466,478,210)
Unrealized appreciation of investments		46,623,245

Net Assets		$297,447,511

Net Asset Value Per Share:
Class A (and redemption price) (701,638 shares outstanding)		$16.97
Class CA,B (12,123,548 shares outstanding)		$16.88
Class R (and redemption price) (54,945 shares outstanding)		$17.52
Class FIC (and redemption price) (2,352,264 shares outstanding)		$17.67
Class IC (and redemption price) (2,136,807 shares outstanding)		$17.98
Maximum Public Offering Price Per Share: Class A (based on maximum initial sales charge of 5.75%)		$18.01

A	On February 1, 2009, Primary Class shares were renamed Class C shares.

B	Redemption price per share is NAV of Class C shares reduced by 1.00% CDSC, if shares are redeemed within one year from purchase payment.

C	On October 5, 2009, Financial Intermediary Class and Institutional Class shares were renamed Class FI and Class I shares, respectively.

See notes to financial statements.

22	Annual Report to Shareholders

Statement of Operations

Legg Mason Capital Management Growth Trust, Inc.

For the period ended October 31, 2009† and the year ended December 31, 2008
	October 31, 2009	December 31, 2008
Investment Income:
Dividends	$4,090,374	$10,068,582
Interest	2,827	425,658
Less: Foreign taxes withheld	(68,302)	(329,997)

Total income	$4,024,899	$10,164,243
Expenses:
Management fees (Note 3)	$1,995,586	$6,090,482
Distribution and service fees (Notes 3 and 5)	1,837,284	5,272,834
Transfer agent and shareholder servicing expenses (Note 5)	115,648	568,938
Shareholder reports expenses (Note 5)	104,796	197,483
Audit and legal fees	89,579	79,495
Registration fees	58,099	92,957
Directors’ fees and expenses	45,022	88,288
Custodian fees	32,519	113,410
Other expenses	10,341	77,773

	4,288,874	12,581,660
Less: Fees waived and/or expenses reimbursed (Notes 3 and 5)	(10,526)	(3,438)
Compensating balance credits	—	(299)

Net expenses	4,278,348	12,577,923

Net Investment Loss	(253,449)	(2,413,680)
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized loss on:
Investments	(24,259,608)	(392,196,769)
Foreign currency transactions	—	(6,886)

	(24,259,608)	(392,203,655)
Change in unrealized appreciation/ (depreciation) of investments	119,966,292	(303,824,839)

Net Realized and Unrealized Gain/(Loss) on Investments	95,706,684	(696,028,494)
Change in Net Assets Resulting From Operations	$95,453,235	$(698,442,174)

†	For the period January 1, 2009 through October 31, 2009.

See notes to financial statements.

Annual Report to Shareholders	23

Statement of Changes in Net Assets

Legg Mason Capital Management Growth Trust, Inc.

	For the Period Ended October 31, 2009†	For the Years Ended December 31,
		2008	2007
Change in Net Assets:
Net investment loss	$(253,449)	$(2,413,680)	$(5,756,021)
Net realized gain/(loss)	(24,259,608)	(392,203,655)	54,555,504
Change in unrealized appreciation/(depreciation)	119,966,292	(303,824,839)	92,537,298
Change in net assets resulting from operations	95,453,235	(698,442,174)	141,336,781
Distributions to shareholders from:
Net realized gain on investments:
Class CA	—	—	(49,786,498)
Class R	—	—	(26,328)
Class FIB	—	—	(24,002,986)
Class IB	—	—	(15,929,755)
Change in net assets from fund share transactions:
Class AC	8,541,557	—	—
Class CA	(50,937,220)	(107,171,574)	81,543,667
Class R	(187,205)	1,615,956	520,089
Class FIB	(96,550,630)	(50,710,839)	85,827,405
Class IB	(11,754,327)	(46,589,323)	34,353,980
Change in net assets	(55,434,590)	(901,297,954)	253,836,355
Net Assets:
Beginning of period	352,882,101	1,254,180,055	1,000,343,700
End of period	$297,447,511	$352,882,101	$1,254,180,055
Accumulated net investment loss	$(116,982)	$(120,335)	$(101,335)

†	For the period January 1, 2009 through October 31, 2009.

A	On February 1, 2009, Primary Class shares were renamed Class C shares.

B	On October 5, 2009, Financial Intermediary Class and Institutional Class shares were renamed Class FI and Class I shares, respectively.

C	For the period February 3, 2009 (commencement of operations) to October 31, 2009.

See notes to financial statements.

24	Annual Report to Shareholders

Financial Highlights

Legg Mason Capital Management Growth Trust, Inc.

For a share of each class of capital stock outstanding:

Class A:

	Period Ended October 31,
	2009A
Net asset value, beginning of period	$12.24
Investment operations:
Net investment income	.03	B
Net realized and unrealized gain	4.70
Total from investment operations	4.73
Net asset value, end of period	$16.97
Total returnC	38.64%
Ratios to Average Net AssetsD:
Total expensesE	1.16%
Expenses net of waivers and/or expense reimbursements, if anyE	1.13%
Expenses net of all reductionsE	1.13%
Net investment income	.30%
Supplemental Data:
Portfolio turnover rate	36.4%
Net assets, end of period (in thousands)	$11,910

A	For the period February 3, 2009 (commencement of operations) to October 31, 2009.

B	Computed using average daily shares outstanding.

C

Performance figures, exclusive of sales charges, may reflect compensating balance credits, fee waivers and/or expense reimbursements. In the absence of compensating balance credits, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

D	Annualized.

E

Total expenses reflects operating expenses prior to any expense waivers, expense reimbursements and/or compensating balance credits. Expenses net of waivers and/or expense reimbursements reflects total expenses before compensating balance credits but net of any expense waivers and/or expense reimbursements. Expenses net of all reductions reflects expenses less any compensating balance credits, expense waivers and/or expense reimbursements.

See notes to financial statements.

Annual Report to Shareholders	25

For a share of each class of capital stock outstanding:

Class CA:

	Period Ended October 31, 2009B		Years Ended December 31,
			2008		2007		2006		2005	2004
Net asset value, beginning of period	$12.85		$32.48		$30.78		$30.59		$30.15	$28.04
Investment operations:
Net investment loss	(.05	)C	(.16	)C	(.30	)C	(.25	)C	(.27)	(.32)
Net realized and unrealized gain/(loss)	4.08		(19.47)		4.59		.44		.97	2.43
Total from investment operations	4.03		(19.63)		4.29		.19		.70	2.11
Distributions from:
Net realized gain on investments	—		—		(2.59)		—		(.26)	—
Total distributions	—		—		(2.59)		—		(.26)	—
Net asset value, end of period	$16.88		$12.85		$32.48		$30.78		$30.59	$30.15
Total returnD	31.36%		(60.44)%		14.00%		.62%		2.33%	7.52%
Ratios to Average Net Assets:
Total expensesE	1.88	%F	1.84%		1.84%		1.86%		1.87%	1.87%
Expenses net of waivers and/or expense reimbursements, if anyE	1.88	%F	1.84%		1.84%		1.86%		1.87%	1.87%
Expenses net of all reductionsE	1.88	%F	1.84%		1.84%		1.86%		1.87%	1.87%
Net investment loss	(.47	)%F	(.67)%		(.90)%		(.87)%		(1.08)%	(1.18)%
Supplemental Data:
Portfolio turnover rate	36.4%		103.9%		62.1%		31.0%		19.7%	33.8%
Net assets, end of period (in thousands)	$204,588		$204,523		$685,972		$576,549		$458,567	$384,040

A	On February 1, 2009, Primary Class shares were renamed Class C shares.

B	For the period January 1, 2009 through October 31, 2009.

C	Computed using average daily shares outstanding.

D

Performance figures, exclusive of CDSC, may reflect compensating balance credits, fee waivers and/or expense reimbursements. In the absence of compensating balance credits, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

E

Total expenses reflects operating expenses prior to any expense waivers, expense reimbursements and/or compensating balance credits. Expenses net of waivers and/or expense reimbursements reflects total expenses before compensating balance credits but net of any expense waivers and/or expense reimbursements. Expenses net of all reductions reflects expenses less any compensating balance credits, expense waivers and/or expense reimbursements.

F	Annualized.

See notes to financial statements.

26	Annual Report to Shareholders

Financial Highlights — Continued

Legg Mason Capital Management Growth Trust, Inc.— Continued

For a share of each class of capital stock outstanding:

Class R:

	Period Ended October 31, 2009A		Years Ended December 31,
			2008	2007	2006B
Net asset value, beginning of period	$13.29		$33.43	$31.49	$31.62
Investment operations:
Net investment income/(loss)C	—	D	(.03)	(.15)	—	D
Net realized and unrealized gain/(loss)	4.23		(20.11)	4.68	(.13)
Total from investment operations	4.23		(20.14)	4.53	(.13)
Distributions from:
Net realized gain on investments	—		—	(2.59)	—
Total distributions	—		—	(2.59)	—
Net asset value, end of period	$17.52		$13.29	$33.43	$31.49
Total returnE	31.83%		(60.25)%	14.45%	(.41)%
Ratios to Average Net Assets:
Total expensesF	1.64	%G	1.70%	6.56%	1.28	%G
Expenses net of waivers and/or expense reimbursements, if anyF	1.39	%G	1.40%	1.40%	1.28	%G
Expenses net of all reductionsF	1.39	%G	1.40%	1.40%	1.28	%G
Net investment income (loss)	.02	%G	(.12)%	(.45)%	(1.14	)%G
Supplemental Data:
Portfolio turnover rate	36.4%		103.9%	62.1%	31.0%
Net assets, end of period (in thousands)	$963		$893	$512	$10

A	For the period January 1, 2009 through October 31, 2009.

B	For the period December 28, 2006 (commencement of operations) to December 31, 2006.

C	Computed using average daily shares outstanding.

D	Amount less than $.01 per share.

E

Performance figures may reflect compensating balance credits, fee waivers and/or expense reimbursements. In the absence of compensating balance credits, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

F

Total expenses reflects operating expenses prior to any expense waivers, expense reimbursements and/or compensating balance credits. Expenses net of waivers and/or expense reimbursements reflects total expenses before compensating balance credits but net of any expense waivers and/or expense reimbursements. Expenses net of all reductions reflects expenses less any compensating balance credits, expense waivers and/or expense reimbursements.

G	Annualized.

See notes to financial statements.

Annual Report to Shareholders	27

For a share of each class of capital stock outstanding:

Class FI A:

	Period Ended October 31, 2009B		Years Ended December 31,
			2008		2007		2006		2005	2004C
Net asset value, beginning of period	$13.37		$33.54		$31.48		$31.06		$30.38	$27.59
Investment operations:
Net investment income/(loss)	.04	D	.01	D	(.05	)D	(.04	)D	(.07)	(.01)
Net realized and unrealized gain/(loss)	4.26		(20.18)		4.70		.46		1.01	2.80
Total from investment operations	4.30		(20.17)		4.65		.42		.94	2.79
Distributions from:
Net realized gain on investments	—		—		(2.59)		—		(.26)	—
Total distributions	—		—		(2.59)		—		(.26)	—
Net asset value, end of period	$17.67		$13.37		$33.54		$31.48		$31.06	$30.38
Total returnE	32.16%		(60.14)%		14.84%		1.35%		3.10%	10.11%
Ratios to Average Net Assets:
Total expensesF	1.08	%G	1.12%		1.09%		1.13%		1.16%	1.11	%G
Expenses net of waivers and/or expense reimbursements, if anyF	1.08	%G	1.12%		1.09%		1.13%		1.15%	1.11	%G
Expenses net of all reductionsF	1.08	%G	1.12%		1.09%		1.13%		1.15%	1.11	%G
Net investment income (loss)	.34	%G	.05%		(.15)%		(.14)%		(.39)%	(.07	)%G
Supplemental Data:
Portfolio turnover rate	36.4%		103.9%		62.1%		31.0%		19.7%	33.8%
Net assets, end of period (in thousands)	$41,567		$106,362		$339,532		$240,778		$155,266	$9,599

A	On October 5, 2009, Financial Intermediary Class shares were renamed Class FI shares.

B	For the period January 1, 2009 through October 31, 2009.

C	For the period January 29, 2004 (commencement of operations) to December 31, 2004.

D	Computed using average daily shares outstanding.

E

Performance figures may reflect compensating balance credits, fee waivers and/or expense reimbursements. In the absence of compensating balance credits, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

F

Total expenses reflects operating expenses prior to any expense waivers, expense reimbursements and/or compensating balance credits. Expenses net of waivers and/or expense reimbursements reflects total expenses before compensating balance credits but net of any expense waivers and/or expense reimbursements. Expenses net of all reductions reflects expenses less any compensating balance credits, expense waivers and/or expense reimbursements.

G	Annualized.

See	notes to financial statements.

28	Annual Report to Shareholders

Financial Highlights — Continued

Legg Mason Capital Management Growth Trust, Inc.— Continued

For a share of each class of capital stock outstanding:

Class I A:

	Period Ended October 31, 2009B		Years Ended December 31,
			2008		2007		2006		2005	2004C
Net asset value, beginning of period	$13.57		$33.94		$31.73		$31.20		$30.42	$27.94
Investment operations:
Net investment income	.07	D	.09	D	.06	D	.06	D	—	.02
Net realized and unrealized gain/(loss)	4.34		(20.46)		4.74		.47		1.04	2.46
Total from investment operations	4.41		(20.37)		4.80		.53		1.04	2.48
Distributions from:
Net realized gain on investments	—		—		(2.59)		—		(.26)	—
Total distributions	—		—		(2.59)		—		(.26)	—
Net asset value, end of period	$17.98		$13.57		$33.94		$31.73		$31.20	$30.42
Total returnE	32.50%		(60.02)%		15.20%		1.70%		3.42%	8.88%
Ratios to Average Net Assets:
Total expensesF	.80	%G	.79%		.77%		.80%		.83%	.82	%G
Expenses net of waivers and/or expense reimbursements, if anyF	.80	%G	.79%		.77%		.80%		.83%	.82	%G
Expenses net of all reductionsF	.80	%G	.79%		.77%		.80%		.83%	.82	%G
Net investment income (loss)	.61	%G	.36%		.17%		.19%		(.02)%	.42	%G
Supplemental Data:
Portfolio turnover rate	36.4%		103.9%		62.1%		31.0%		19.7%	33.8%
Net assets, end of period (in thousands)	$38,420		$41,104		$228,164		$183,007		$117,343	$34,964

A	On October 5, 2009, Institutional Class shares were renamed Class I shares.

B	For the period January 1, 2009 through October 31, 2009.

C	For the period March 4, 2004 (commencement of operations) to December 31, 2004.

D	Computed using average daily shares outstanding.

E

Performance figures may reflect compensating balance credits, fee waivers and/or expense reimbursements. In the absence of compensating balance credits, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

F

Total expenses reflects operating expenses prior to any expense waivers, expense reimbursements and/or compensating balance credits. Expenses net of waivers and/or expense reimbursements reflects total expenses before compensating balance credits but net of any expense waivers and/or expense reimbursements. Expenses net of all reductions reflects expenses less any compensating balance credits, expense waivers and/or expense reimbursements.

G	Annualized.

See notes to financial statements.

Annual Report to Shareholders	29

Notes to Financial Statements

Legg Mason Capital Management Growth Trust, Inc.

1. Organization and Significant Accounting Policies:

Legg Mason Capital Management Growth Trust, Inc. (formerly Legg Mason Growth Trust, Inc.) (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, non-diversified investment company. At the May 2009 meeting, the Board of Directors approved changing the Fund’s fiscal year end from December 31st to October 31st. This change resulted in a “stub period” annual report being produced for the ten-month period ending October 31, 2009.

The Fund currently offers five classes of shares: Class A, Class C (formerly known as Primary Class), Class R, Class FI (formerly known as Financial Intermediary Class) and Class I (formerly known as Institutional Class). The income and expenses of the Fund are allocated proportionately to each class of shares based on daily net assets, except for Rule 12b-1 distribution and/or service fees, which are charged only on Class A, Class C, Class R and Class FI shares. Transfer agent and shareholder servicing expenses are charged separately for each class.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through December 21, 2009, the issuance date of the financial statements.

Investment Valuation

The Fund’s securities are valued under policies approved by and under the general oversight of the Board of Directors. The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (formerly Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships

30	Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Capital Management Growth Trust, Inc. — Continued

between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American depositary receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks and Equity Interests†	$295,266,012	—	—	$295,266,012

†	See Portfolio of Investments for additional detailed categorizations.

Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

For the period ended October 31, 2009, security transactions (excluding short-term investments) were as follows:

Purchases	Proceeds From Sales
$121,041,561	$270,833,705

Annual Report to Shareholders	31

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Compensating Balance Credits

The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Commission Recapture

The Fund has entered into a directed brokerage agreement with State Street Bank & Trust Company, its custodian, whereby a portion of commissions paid on investment transactions may be rebated to the Fund. Such payments are included in the realized gain/(loss) on investment transactions. During the period ended October 31, 2009, the Fund did not receive any commission rebates.

Redemptions In-Kind

The Fund under certain conditions, may redeem its shares in-kind by distributing portfolio securities rather than making cash payment. Gains and losses realized on redemption in-kind transactions are not recognized for tax purposes, and are reclassified from undistributed realized gain (loss) to paid in-capital. During the period ended October 31, 2009, the Fund realized $22,042,500 of net gain on $65,133,769 redemption in-kind transactions, which will not be recognized for tax purposes.

32	Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Capital Management Growth Trust, Inc. — Continued

Investment Income and Distributions to Shareholders

Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, if available, are determined at the class level and paid annually. Net capital gain distributions, which are calculated at the Fund level, are declared and paid annually in June, if available. An additional distribution may be made in December, to the extent necessary in order to comply with federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with GAAP. Accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under federal income tax regulations.

Foreign Taxes

The Fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the Fund and withheld from dividend and interest income.

Market Price Risk

The prices of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The growth-oriented, equity-type securities generally purchased by the Fund may involve large price swings and potential for loss.

Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2.  Federal Income Taxes:

It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Annual Report to Shareholders	33

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of October 31, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Reclassifications

GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the current period, the following reclassifications have been made:

	Accumulated Net Investment Loss	Accumulated Net Realized Loss	Paid-in Capital
(a)	$256,802	$(22,042,500)	$21,785,698

(a)	Reclassifications are primarily due to a tax net operating loss and book/tax differences in the treatment of an in-kind distribution of securities.

Distributions to Shareholders

The tax character of distributions paid during the fiscal period ended October 31, 2009 and the fiscal years ended December 31, were as follows:

	October 31, 2009	December 31, 2008	December 31, 2007
Distributions Paid From:
Ordinary income	—	—	$39,070,274
Net long-term capital gains	—	—	50,675,299

Total distributions paid	—	—	$89,745,573

Accumulated Earnings on a Tax Basis

As of October 31, 2009, the components of accumulated earnings on a tax basis were as follows:

Capital loss carryforward*	$(464,490,340)
Other book/tax temporary differencesA	(116,982)
Unrealized appreciation/(depreciation)B	44,635,375

Total accumulated earnings/(losses) — net	$(419,971,947)

34	Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Capital Management Growth Trust, Inc. — Continued

*	As of October 31, 2009, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
10/31/2016	$(293,785,850)
10/31/2017	(170,704,490)

$(464,490,340)

These amounts will be available to offset any future taxable capital gains.

A	Other book/tax temporary differences are attributable primarily to book/tax differences in the timing of the deductibility of various expenses.

B	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Tax Cost of Investments

As of October 31, 2009, the aggregate cost of investments for federal tax purposes was $250,630,637.

3.  Transactions With Affiliates:

The Fund has an investment advisory and management agreement with Legg Mason Capital Management, Inc. (“LMCM”). Pursuant to its agreement, LMCM provides the Fund with investment advisory, management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at an annual rate of the Fund’s average daily net assets.

The following chart summarizes the management fees for the Fund:

Management Fee	Net Asset Breakpoint
0.70%	up to $1 billion
0.68%	between $1 billion and $2 billion
0.65%	between $2 billion and $5 billion
0.62%	between $5 billion and $10 billion
0.59%	in excess of $10 billion

During the period, Legg Mason Fund Adviser, Inc. (“LMFA”) served as administrator to the Fund under a sub-administration agreement with LMCM. For LMFA’s services to the Fund, LMCM (not the Fund) paid LMFA a fee, calculated daily and payable monthly, at an annual rate of 0.05% of the average daily net assets of the Fund.

As of September 30, 2009, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) replaced LMFA. Effective upon the substitution, LMPFA assumed the rights and responsibilities of LMFA under its administrative services agreement as described in the Fund’s prospectus.

Annual Report to Shareholders	35

LMCM currently intends to waive fees and/or reimburse expenses on any day to the extent the Fund’s expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed on that day the annual rates of average daily net assets specified below. The Fund’s agreement with LMCM provides that certain expense reimbursements be made to the Fund. For the period ended October 31, 2009, LMCM waived and/or reimbursed the Fund $10,526 for these expenses. These waivers are in effect until December 31, 2011 and cannot be terminated prior to this date, without the Board of Directors’ consent.

LMCM is permitted to recapture amounts waived and/or reimbursed to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below the expense limitations specified below. In no case will LMCM recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense limitations.

The following chart summarizes the expense limitations for the Fund:

Class	Expense Limitation
Class A	1.15%
Class C1	1.90%
Class R	1.40%
Class FI2	1.15%
Class I2	0.90%

[1]	On February 1, 2009, Primary Class shares were renamed as Class C shares.
[2]	On October 5, 2009, Financial Intermediary Class and Institutional Class shares were renamed as Class FI and Class I shares, respectively.

Legg Mason Investor Services, LLC (“LMIS”) serves as the Fund’s distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. In addition, on February 1, 2009, Class C shares began to charge a contingent deferred sales charge (“CDSC”) of 1.00% for shares bought by investors on or after that date, which applies if shares are redeemed within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies to certain redemptions made within 12 months following purchases of $1,000,000 or more without an initial sales charge.

For the period January 1, 2009 through October 31, 2009, LMIS and its affiliates received sales charges of approximately $100 on sales of the Fund’s Class A shares. In addition, for the period ended October 31, 2009, CDSCs paid to LMIS and its affiliates were approximately $3,000 on Class C shares.

LMCM, LMFA, LMPFA and LMIS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

Under a Deferred Compensation Plan (“Plan”), directors may elect to defer receipt of all or a specified portion of their compensation. A participating director may select

36	Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Capital Management Growth Trust, Inc. — Continued

one or more funds in which his or her deferred director’s fees will be deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

4.  Derivative Instruments and Hedging Activities:

Financial Accounting Standards Board Codification Topic 815 (formerly Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

For the period January 1, 2009 through October 31, 2009, the Fund did not invest in any derivative instruments.

5.  Class Specific Expenses, Waivers and/or Expense Reimbursements:

The Fund has adopted Rule 12b-1 distribution plans and under those plans the Fund pays service and/or distribution fees, based on the Fund’s Class A, Class C, Class R and Class FI shares average daily net assets, computed daily and payable monthly as follows:

	Distribution Fee	Service Fee
Class A	N/A	0.25%
Class C1	0.75%	0.25%
Class R*	0.25%	0.25%
Class FI2*	0.10%	0.15%

[1]	On February 1, 2009, Primary Class shares were renamed as Class C shares.

[2]	On October 5, 2009, Financial Intermediary Class shares were renamed Class FI shares.

*	The Rule 12b-1 plans for Class R and Class FI of the Fund provide for payments of distribution and service fees to LMIS at an annual rate of 0.75% and 0.40% of each class’s average daily net assets, respectively, subject to the authority of the Board of Directors to set a lower amount. The Board of Directors of the Fund has currently approved payments under the plan of 0.50% and 0.25% of the average daily net assets of Class R and Class FI, respectively.

Annual Report to Shareholders	37

For the period January 1, 2009 through October 31, 2009, class specific expenses were as follows:

	Distribution Fees	Transfer Agent and Shareholder Servicing Expenses	Shareholder Reports Expenses†
Class AA	$19,730	$9,865	$1,218
Class CB	1,598,195	68,817	91,983
Class R	3,882	2,484	329
Class FIC	215,477	28,845	11,086
Class IC	—	5,637	180

Total	$1,837,284	$115,648	$104,796

A	For the period February 3, 2009 (commencement of operations) to October 31, 2009

B	On February 1, 2009 Primary Class shares were renamed Class C shares.

C	On October 5, 2009 Financial Intermediary Class and Institutional Class shares were renamed Class FI and Class I shares, respectively.

†	For the period January 1, 2009 through September 10, 2009. Subsequent to September 10, 2009 these expenses were accrued as common fund expenses.

For the period January 1, 2009 through October 31, 2009, waivers and/or expense reimbursements by class were as follows:

Waivers/ Reimbursements
Class A	$3,004
Class C	5,512
Class R	2,010
Class FI	—
Class I	—

Total	$10,526

For the year ended December 31, 2008, class specific expenses were as follows:

	Distribution Fees	Transfer Agent and Shareholder Servicing Expenses	Shareholder Reports Expenses
Class C	$4,696,469	$315,758	$106,598
Class R	5,800	4,893	263
Class FI	570,565	219,780	51,801
Class I	—	28,507	38,821

Total	$5,272,834	$568,938	$197,483

For the year ended December 31, 2008, Class R waived and/or reimbursed $3,438.

38	Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Capital Management Growth Trust, Inc. — Continued

6.  Line of Credit:

The Fund, along with certain other Legg Mason Funds, participates in a $200 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. This 364-day revolving Credit Agreement matures on March 4, 2010. Pursuant to the Credit Agreement, each participating fund is liable only for principal and interest payments related to borrowings made by that fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Fund did not utilize the line of credit during the period ended October 31, 2009.

7.  Fund Share Transactions:

At October 31, 2009, there were 100,000,000 shares authorized at $.001 par value for each of the Class A, Class C, Class FI and Class I and 500,000,000 shares authorized at $.001 par value for Class R shares of the Fund. Share transactions were as follows:

	Period Ended October 31, 2009†		Year Ended December 31, 2008		Year Ended December 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount
Class AA
Shares sold	868,865	$10,807,813	—	—	—	—
Shares repurchased	(167,227)	(2,266,256)	—	—	—	—

Net Increase	701,638	$8,541,557	—	—	—	—

Class CB
Shares sold	780,695	$10,626,881	4,587,677	$115,988,474	4,862,138	$163,695,711
Shares issued on reinvestment	—	—	—	—	1,460,814	47,839,411
Shares repurchased	(4,567,585)	(61,564,101)	(9,798,413)	(223,160,048)	(3,931,753)	(129,991,455)

Net Increase (Decrease)	(3,786,890)	$(50,937,220)	(5,210,736)	$(107,171,574)	2,391,199	$81,543,667

Class R
Shares sold	8,476	$121,757	78,947	$2,261,261	14,273	$496,413
Shares issued on reinvestment	—	—	—	—	793	26,328
Shares repurchased	(20,727)	(308,962)	(27,055)	(645,305)	(78)	(2,652)

Net Increase (Decrease)	(12,251)	$(187,205)	51,892	$1,615,956	14,988	$520,089

†	For the period January 1, 2009 through October 31, 2009.

A	For the period February 3, 2009 (commencement of operations) to October 31, 2009.

B	On February 1, 2009, Primary Class shares were renamed Class C shares.

Annual Report to Shareholders	39

	Period Ended October 31, 2009†		Year Ended December 31, 2008		Year Ended December 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount
Class FIC
Shares sold	885,099	$12,666,561	2,019,478	$50,104,302	3,360,322	$116,212,682
Shares issued on reinvestment	—	—	—	—	589,796	19,898,176
Shares repurchased	(6,487,225)	(109,217,191)	(4,187,791)	(100,815,141)	(1,474,780)	(50,283,453)

Net Increase (Decrease)	(5,602,126)	$(96,550,630)	(2,168,313)	$(50,710,839)	2,475,338	$85,827,405

Class IC
Shares sold	378,351	$5,710,758	2,318,441	$67,070,116	1,977,214	$69,317,534
Shares issued on reinvestment	—	—	—	—	464,627	15,851,817
Shares repurchased	(1,269,513)	(17,465,085)	(6,012,372)	(113,659,439)	(1,487,160)	(50,815,371)

Net Increase (Decrease)	(891,162)	$(11,754,327)	(3,693,931)	$(46,589,323)	954,681	$34,353,980

†	For the period January 1, 2009 through October 31, 2009.

C	On October 5, 2009, Financial Intermediary Class and Institutional Class shares were renamed Class FI and Class I shares, respectively.

40	Annual Report to Shareholders

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Legg Mason Capital Management Growth Trust, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Legg Mason Capital Management Growth Trust, Inc. (the “Fund”) at October 31, 2009, the results of its operations, the changes in its net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

December 21, 2009

Annual Report to Shareholders	41

Directors and Officers

The table below provides information about each of the Corporation’s directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each director and officer is 100 International Drive, Attn: Fund Secretary, Baltimore, Maryland 21202.

Name, (Year of Birth) and Position with Corporation	Term of Office and Length of Time ServedA	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director	Principal Occupation(s) During the Past Five Years
INDEPENDENT DIRECTORSB:
Hearn, Ruby P. (1940) Director	Since 2004	15	None	Senior Vice President Emerita of The Robert Wood Johnson Foundation (non-profit) since 2001. Formerly: Senior Vice President of The Robert Wood Johnson Foundation (1996-2001).
Lehman, Arnold L. (1944) Lead Independent Director	Since 1998	15	None	Director of the Brooklyn Museum since 1997; Trustee of American Federation of Arts since 1998. Formerly: Director of The Baltimore Museum of Art (1979-1997).
Masters, Robin J.W. (1955) Director	Since 2002	15	Director of Cheyne Capital International Limited (investment advisory firm). Director/Trustee of Legg Mason Asian Funds plc, Legg Mason Institutional Funds plc, Western Asset Fixed Income Funds plc., and Western Asset Debt Securities Fund plc.	Retired. Formerly: Chief Investment Officer of ACE Limited (insurance) (1986-2000).
McGovern, Jill E. (1944) Director	Since 1998	15	None	Senior Consultant, American Institute for Contemporary German Studies (AICGS) since 2007. Formerly: Chief Executive Officer of The Marrow Foundation (non-profit) (1993-2007); Executive Director of the Baltimore International Festival (1991-1993); Senior Assistant to the President of The Johns Hopkins University (1986-1990).

42	Annual Report to Shareholders

Directors and Officers — Continued

Name, (Year of Birth) and Position with Corporation	Term of Office and Length of Time ServedA	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director	Principal Occupation(s) During the Past Five Years
Mehlman, Arthur S. (1942) Director	Since 2002	Director/Trustee of all Legg Mason funds consisting of 15 portfolios; Director/Trustee of the Royce Family of Funds consisting of 28 portfolios.	Director of Municipal Mortgage & Equity, LLC.	Retired. Formerly: Partner, KPMG LLP (international accounting firm) (1972-2002).
O’Brien, G. Peter (1945) Director	Since 1999	Director/Trustee of all Legg Mason funds consisting of 15 portfolios; Director/Trustee of the Royce Family of Funds consisting of 28 portfolios.	Director of Technology Investment Capital Corp.	Retired. Trustee Emeritus of Colgate University; Board Member, Hill House, Inc. (residential home care); Board Member, Bridges School (pre- school). Formerly: Managing Director, Equity Capital Markets Group of Merrill Lynch & Co. (1971-1999).
Rowan, S. Ford (1943) Director	Since 2002	15	None	Chairman, National Center for Critical Incident Analysis, National Defense University, since 2004; Professional Lecturer in Organizational Sciences, The George Washington University, since 2008. Formerly: Consultant, Rowan & Blewitt Inc. (management consulting) (1984-2007).
Tarola, Robert M. (1950) Director	Since 2004	15	Director of TeleTech Holdings, Inc. (business process outsourcing)	President of Right Advisory LLC (corporate finance and governance consulting) since 2008; formerly: Senior Vice President and Chief Financial Officer of W.R. Grace & Co. (specialty chemicals and materials) (1999 to 2008), and of MedStar Health, Inc. (hospitals and healthcare) (1996 to 1999); Partner, Price Waterhouse LLP (accounting and auditing) (1984 to 1996).

Annual Report to Shareholders	43

Name, (Year of Birth) and Position with Corporation	Term of Office and Length of Time ServedA	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director	Principal Occupation(s) During the Past Five Years
INTERESTED DIRECTORSC:
Fetting, Mark R. (1954) Chairman and Director	Director since 2002 and Chairman since 2008	Chairman and Director/Trustee of all Legg Mason Funds consisting of 15 portfolios; Director/Trustee of the Royce Family of Funds consisting of 28 portfolios.	None	President, CEO, Chairman and Director of Legg Mason, Inc. and Chairman of Legg Mason Funds since 2008. Formerly: President of all Legg Mason Funds (2001-2008). Senior Executive Vice President of Legg Mason, Inc., Director and/or officer of various Legg Mason, Inc. affiliates (2000-2008). Division President and Senior Officer of Prudential Financial Group, Inc. and related companies, including fund boards and consulting services to subsidiary companies (1991-2000)
Odenath, David (1957) President and Director	Since 2008	15	None	Senior Executive Vice President of Legg Mason, Inc. and President of Legg Mason Funds since 2008. Formerly: President of Prudential Annuities (2002-2008); Executive Vice President (2003-2008) of American Skandia Investment Services, Inc; Chief Executive Officer and Director (2003-2008) of American Skandia Life Assurance Corporation, American Skandia Information Services and Technology Corporation and Skandia U.S. Inc.; President, Chief Executive Officer and Director (2003-2008) of American Skandia Marketing, Inc.; President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (1999-2003) of Prudential Investments; Senior Vice President (1999-2008) of Prudential Financial, Inc.; formerly Senior Vice President (1993-1999) of PaineWebber Group, Inc. (investment banking).

44	Annual Report to Shareholders

Directors and Officers — Continued

Name, (Year of Birth) and Position with Corporation	Term of Office and Length of Time ServedA	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director	Principal Occupation(s) During the Past Five Years
EXECUTIVE OFFICERS:
Gerken, R. Jay (1951) Vice President	Since 2009	N/A	N/A	Managing Director of Legg Mason & Co., LLC, Chairman, President and Chief Executive Officer of certain mutual funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and its affiliates; President of LMPFA (2006-present); President and CEO of Smith Barney Fund Management LLC and Chairman, President and CEO of Citi Fund Management Inc. (formerly registered investment adviser) (since 2002); formerly, Managing Director of Citigroup Global Markets, Inc. (prior to 2006); (2002-2005); formerly, Chairman, President and Chief Executive Officer of Travelers Investment Adviser, Inc. (2002-2005)
Ozsolak, Kaprel (1965) Chief Financial Officer and Treasurer	Since 2009	N/A	N/A	Director of Legg Mason & Co. (since 2005); Chief Financial Officer and Treasurer of certain mutual funds associated with Legg Mason & Co. (since 2005); formerly, Vice President at Citigroup Asset Management (“CAM”) (1996 to 2005); Chief Financial Officer and Treasurer of certain mutual funds associated with CAM (2004 to 2005); Controller of certain mutual funds associated with CAM (2002 to 2004)
Frenkel, Robert I. (1954) Secretary and Chief Legal Officer	Since 2009	N/A	N/A	Managing Director and General Counsel of Global Mutual Funds for Legg Mason & Co. (since 2005); Secretary and Chief Legal Officer of mutual funds associated with Legg Mason & Co. (2003-Present); formerly, Managing Director and General Counsel of Global Mutual Funds for CAM (2000 to 2005); Secretary of CFM (2001 to 2004)

Annual Report to Shareholders	45

Name, (Year of Birth) and Position with Corporation	Term of Office and Length of Time ServedA	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director	Principal Occupation(s) During the Past Five Years
Becker, Ted P. (1951) Vice President and Chief Compliance Officer	Since 2007	N/A	N/A	Director of Global Compliance at Legg Mason & Co. (2006 to present); Managing Director of Compliance at Legg Mason & Co. (2005 to present); Chief Compliance Officer with certain mutual funds associated with Legg Mason & Co. (since 2006); Chief Compliance Officer of Legg Mason Partners Fund Advisor, LLC Funds and certain affiliates; Managing Director of Compliance at CAM (2002 to 2005). Prior to 2002, Managing Director-Internal Audit & Risk Review at Citigroup Inc.

ADDITIONAL INFORMATION ABOUT THE CORPORATION’S DIRECTORS AND OFFICERS IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION, AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-822-5544 OR ON THE SECURITIES AND EXCHANGE COMMISSION WEBSITE (http://www.sec.gov).

A

Officers of the Corporation are elected to serve until their successors are elected and qualified. Directors of the Corporation serve a term of indefinite length until their retirement, in accordance with the Board’s retirement policy, resignation or removal, and stand for re-election by shareholders only as and when required by the 1940 Act.

B

Each of the Independent Directors serves on the standing committees of the Board of Directors, which include the Audit Committee (chair: Arthur Mehlman), the Nominating Committee (co-chairs: Peter O’Brien and Jill McGovern), and the Independent Directors Committee (chair: Arnold Lehman).

C

Mr. Fetting and Mr. Odenath are considered to be interested persons, as defined in the 1940 Act, of the Corporation on the basis of their current employment with the Fund’s investment adviser or its affiliated entities (including the Fund’s principal underwriter) and Legg Mason, Inc., the parent holding company of these entities as well as their ownership of Legg Mason, Inc. stock.

Notes

Notes

Fund Information

Investment Manager

Legg Mason Capital Management, Inc.

Baltimore, MD

Board of Directors

Mark R. Fetting, Chairman

David R. Odenath, President

Dr. Ruby P. Hearn

Arnold L. Lehman

Robin J.W. Masters

Dr. Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Officers

R. Jay Gerken, Vice President

Kaprel Ozsolak, Chief Financial Officer and Treasurer

Robert I. Frenkel, Secretary and Chief Legal Officer

Ted P. Becker, Vice President and Chief Compliance Officer

Transfer and Shareholder Servicing Agent

Boston Financial Data Services, Inc.

Quincy, MA

Custodian

State Street Bank & Trust Company

Boston, MA

Counsel

K&L Gates LLP

Washington, DC

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legg Mason Capital Management Growth Trust, Inc.

LEGG MASON CAPITAL MANAGEMENT GROWTH TRUST, INC.

Legg Mason Funds

55 Water Street

New York, New York 10041

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Capital Management Growth Trust, Inc. This report is not authorized for distribution to prospective investors in the Legg Mason Capital Management Growth Trust, Inc. unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2009 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Privacy policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone, and through our websites;

•	Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and

•	Information we receive from consumer reporting agencies.

We do not disclose nonpublic personal information about our customers or former customers, except to our affiliates (such as broker-dealers or investment advisers within the Legg Mason family of companies) or as is otherwise permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions or service an account. We may also provide this information to companies that perform marketing services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. When we enter into such agreements, we will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

NOT PART OF THE ANNUAL REPORT

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eleventh-largest money manager in the world, according to Pensions & Investments, May 18, 2009, based on 12/31/08 worldwide assets under management.

www.leggmason.com/individualinvestors

©2009 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMF-222/A (12/09) SR09-990

NOT PART OF THE ANNUAL REPORT

Item 2.	Code of Ethics Applicable to Registrant’s Principal Executive Officer and Principal Financial Officer

(a)	Legg Mason Capital Management Growth Trust, Inc. (“Registrant”) has adopted a Code of Ethics, as defined in the instructions to Form N-CSR that applies to the Registrant’s President and Treasurer, which is designed to deter wrongdoing and to promote:

•	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

•	Full, fair, accurate, timely and understandable disclosure in reports and documents the Registrant files with, or submits to, the SEC or in other public communications made by the Registrant;

•	Compliance with applicable governmental laws, rules and regulations;

•	Prompt internal reporting of violations of the Code of Ethics to an appropriate person or persons identified in the Code of Ethics; and

•	Accountability for adherence to the Code of Ethics.

(b)	No response required.

(c)	Not applicable.

(d)	The Registrant has not granted a waiver, including an implicit waiver, from a provision of the Code of Ethics to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions during the period covered by this report.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is attached as Exhibit 12(a)(1) to this Form N-CSR.

Item 3.	Audit Committee Financial Expert

(a) (1)	The Registrant’s Board of Directors have determined that the Registrant has at least one Audit Committee financial expert serving on its Audit Committee.

(a) (2)	The Audit Committee’s financial experts are Mr. Arthur S. Mehlman and Mr. Robert M. Tarola. They are “independent” as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accounting Fees and Services

(a)	Audit Fees

PricewaterhouseCoopers LLP

Fiscal Year Ended December 31, 2008 – $21,100

Fiscal Year Ended October 31, 2009 – $12,460

(b)	Audit-Related Fees

There were no additional fees billed to the Registrant during either of the last two fiscal years in addition to those disclosed in Item 4(a).

There were no fees billed to the Registrant for assurance and related services that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(c)	Tax Fees

PricewaterhouseCoopers LLP

Fiscal Year Ended December 31, 2008 – $3,500

Fiscal Year Ended October 31, 2009 – $3,500

Services include preparation of federal and state income tax returns and preparation of excise tax returns.

There were no fees billed to the Registrant for tax services that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(d)	All Other Fees

There were no fees billed to the Registrant during either of the last two fiscal years in addition to those disclosed in Item 4(a) through Item 4(c) above.

There were no fees billed to the Registrant for services not included in Items 4(a) through 4(c) above that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(e) (1)	The Audit Committee’s policy is to delegate to its chairperson the authority to preapprove items prior to the next meeting of the Committee. Such preapprovals are reported at the next quarterly meeting of the Audit Committee.

(2)	There were no services provided to the Registrant that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

There were no fees billed to the Registrant for services where pre-approval by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(f)	The percentage of hours expended by the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountants’ full-time, permanent employees was zero.

(g)	Non-Audit Fees for services rendered to Registrant or Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager.

PricewaterhouseCoopers LLP

Fiscal Year Ended December 31, 2008 – $314,000

Fiscal Year Ended October 31, 2009 – $314,000

(h)	The members of the Registrant’s Audit Committee have considered whether the non-audit services that were rendered by the Registrant’s principal accountant to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.	Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included in the annual report.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

The Nominating Committee will accept recommendations for nominations from shareholders. Shareholders may forward recommendations to the Fund Secretary at 100 International Drive, 7th. Floor, Baltimore, Maryland 21202, Attn.: Fund Secretary.

Item 11.	Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the SEC’s rule and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)	File the exhibits listed below as part of this Form.

(1)	The Registrant’s Code of Ethics applicable to Registrant’s principal executive officer and principal financial officer is attached hereto.

(2)	Separate certifications for the Registrant’s chief executive officer and chief financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(b)	Separate certifications for the Registrant’s chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Capital Management Growth Trust, Inc.

By:	/s/ David R. Odenath
David R. Odenath
President, Legg Mason Capital Management Growth Trust, Inc.

Date: December 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David R. Odenath
David R. Odenath
President, Legg Mason Capital Management Growth Trust, Inc.

Date: December 30, 2009

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer and Treasurer, Legg Mason Capital Management Growth Trust, Inc.

Date: December 30, 2009